TAXATION (Narrative) (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended								36 Months Ended
	Apr. 14, 2008	Jan. 01, 2008	Jan. 31, 2008	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2019 USD ($)
Income Tax [Line Items]
Tax rate on profits						21.00%	35.00%
Income tax expense (benefit)					$ (9,544)	$ (18,989)	$ 18,352
Deferred Tax Assets, Net					6,570	2,202						$ 6,570
Unrecognized Tax benefits					70,812	72,737	79,436	$ 78,933				70,812
Unrecognized tax benefits
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					68,088	70,350						68,088
Unrecognized Tax benefit reduction of deferred income tax assets for tax loss carry forwards					2,724	2,387
Income Tax Examination, Penalties and Interest Expense					(7,168)	1,304	9,307
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					53,816	65,296						53,816
Unrecognized tax benefits including interest and penalties					121,889							121,889
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards					$ 41,765							41,765
Deferred tax liabilities arising from undistributed earnings
Withholding tax rate				10.00%	10.00%
Deferred tax liabilities for undistributed foreign earnings					$ 44,635	40,436						44,635
Temporary differences related to investment in subsidiaries					75,774	72,088						75,774
Accrued Expenses And Other Liabilities [Member]
Unrecognized tax benefits
Unrecognized tax benefits including interest and penalties					121,904	135,646						121,904
Earliest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards					$ 41,341							41,341
Operating loss carry forwards expiration date				2020	2020
Tax Year 2021 Member
Operating Loss Carryforwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards					$ 131,392							131,392
Operating loss carry forwards expiration date				2021	2021
Tax Year 2022 Member
Operating Loss Carryforwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards					$ 23,879							23,879
Operating loss carry forwards expiration date				2022	2022
Tax Year 2023 Member
Operating Loss Carryforwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards					$ 27,950							27,950
Operating loss carry forwards expiration date				2023	2023
Latest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards					$ 37,464							37,464
Operating loss carry forwards expiration date				2024	2024
Cayman Islands Tax Information Authority [Member] | Foreign Tax Authority
Income Tax [Line Items]
Withholding on dividend remittance					$ 0							0
British Virgin Islands International Tax Authority [Member] | Foreign Tax Authority
Income Tax [Line Items]
Withholding on dividend remittance					$ 0							0
Inland Revenue, Hong Kong [Member] | Foreign Tax Authority
Income Tax [Line Items]
Tax rate on profits				16.50%	16.50%
Preferential tax rate				8.25%	8.25%
Withholding on dividend remittance					$ 0							0
First tier of profits assessed at half tax rate				$ 2
Tax assessable profits					0	0	0
Income tax expense (benefit)					$ 0	0	$ 0
Internal Revenue Service (IRS) [Member] | Foreign Tax Authority
Income Tax [Line Items]
Tax rate on profits				21.00%	21.00%		35.00%
Deferred Tax Assets, Net					$ 13,834							13,834
Deferred tax asset valuation allowance provided					0
Inland Revenue, Singapore (IRAS) [Member] | Foreign Tax Authority
Income Tax [Line Items]
Tax assessable profits												$ 0
Income tax expense (benefit)					$ 0	0	$ 0
State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority
Income Tax [Line Items]
Tax rate on profits			25.00%
State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority | High And New Technology Enterprises [Member]
Income Tax [Line Items]
Preferential tax rate	15.00%			15.00%	15.00%							15.00%
Preferential certificate term (in years)												3 years
Preferential certificate renewal term (in years)												3 years
State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority | PRC Resident Enterprise [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate		25.00%
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries [Member]
Deferred tax liabilities arising from undistributed earnings
Deferred tax liabilities for undistributed foreign earnings					$ 31,139	31,652						$ 31,139
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries					305,179	319,483						305,179
Temporary differences related to investment in subsidiaries					$ 30,518	$ 31,948						$ 30,518
Five Subsidiaries [Member] | State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority
Income Tax [Line Items]
Preferential tax rate				15.00%	15.00%
Beijing Tuoshi [Member] | State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority
Income Tax [Line Items]
Preferential tax rate				15.00%	15.00%
Three Subsidiaries [Member] | State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority | Software Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate							12.50%	12.50%	12.50%
Period of exemption from taxes										2 years	2 years
Beijing Li Man Wan Jia Network Technology Co., Ltd. [Member] | State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority
Income Tax [Line Items]
Preferential tax rate				15.00%	15.00%
Beijing Hua Ju Tian Xia Network Technology Co Ltd [Member] | State Administration of Taxation, China [Member] | PRC - Domestic Tax Authority
Income Tax [Line Items]
Preferential tax rate				15.00%	15.00%